SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
2010 Plan
Share-based compensation
Schedule summarizes the Company's option activities

	Number of Options	Weighted Average Exercise Price (US$)	Weighted Average Contractual Term	Aggregate Intrinsic Value (US$)	Weighted Average Grant-date Fair Value (US$)
Options outstanding at January 1, 2013	4,085,950	2.59	3.03	5,692,776	1.12
Granted	300,000	3.11			1.72
Cancelled and forfeited	(423,300)	2.29

Options outstanding at December 31, 2013	3,962,650	2.66	2.19	4,564,417	1.14

Granted	1,300,000	7.00			3.26
Cancelled and forfeited	(125,750)	2.46

Options outstanding at December 31, 2014	5,136,900	3.76	1.95	5,425,522	1.66

Exercised	(138,700)	2.20			0.98
Cancelled and forfeited	(98,200)	6.86

Options outstanding at December 31, 2015	4,900,000	3.74	1.59	13,356,070	1.65

Vested and expected to vest at December 31, 2015	4,805,131	3.68	1.55	13,355,507
Vested and exercisable December 31, 2015	3,848,750	3.01	1.09	12,873,201

Significant assumptions used for estimating fair value of stock options

	For the Years Ended December 31,
	2013	2014
Risk-free rate	0.77%	2.39%
Option term	5 years	5 years
Volatility	45%	44%
Dividend yield	0.00%	0.00%
Exercise multiple	2/2.5	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture patterns.

Schedule summarizes restricted shares activities

Unvested Restricted Shares	Number of Restricted Shares	Weighted Average Grant-date Fair Value (US$)
Unvested at January 1, 2014	—	—
Granted	450,000	6.99
Vested	(112,500)	6.99

Unvested at December 31, 2014	337,500	6.99

Vested	(112,500)	6.99

Unvested at December 31, 2015	225,000	6.99

Expected to vest at December 31, 2015	225,000	6.99

2014 Plan
Share-based compensation
Schedule summarizes the Company's option activities

		Weighted			Weighted
		Average	Weighted Average	Aggregate	Average Grant-date
	Number of	Exercise Price	Remaining	Intrinsic	Fair value
	Options	(US$)	Contractual Term	Value (US$)	(US$)
Options outstanding at January 1, 2015	—	—	—	—	—
Granted	525,000	5.35			2.86
Cancelled and forfeited	(16,000)	5.35

Options outstanding at December 31, 2015	509,000	5.35	9.38	481,005

Vested and expected to vest at December 31, 2015	464,763	5.35	9.31	439,201
Vested and exercisable December 31, 2015	—	—

Significant assumptions used for estimating fair value of stock options

For the Year Ended December 31, 2015
Risk-free rate	2.14%
Option term	10 years
Volatility	55%
Dividend yield	0.00%
Exercise multiple	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture pattern.